SUBSEQUENT EVENTS (Detail Textuals) $ in Thousands	Jan. 06, 2026 USD ($)
Subsequent Events
Disclosure of non-adjusting events after reporting period [line items]
RSU Retainer Value, Non-Executive Director	$ 150,000